Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount [Line Items]
Gross carrying amount, Beginning balance	$ 70,685	$ 66,166
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes on financial assets	36,428	3,857
Write-off
FX and other adjustments	(7,470)	662
Gross carrying amount, Ending balance	99,643	70,685
ECL allowance, Beginning balance	1,354	101
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk	(1,086)	1,252
Write-off
FX and other adjustments		1
ECL allowance, Ending balance	268	1,354
Stage 1 [Member]
Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount [Line Items]
Gross carrying amount, Beginning balance	70,685	66,166
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes on financial assets	36,428	3,857
Write-off
FX and other adjustments	(7,470)	662
Gross carrying amount, Ending balance	99,643	70,685
ECL allowance, Beginning balance	1,354	101
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk	(1,086)	1,252
Write-off
FX and other adjustments		1
ECL allowance, Ending balance	268	1,354
Stage 2 [Member]
Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount [Line Items]
Gross carrying amount, Beginning balance
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes on financial assets
Write-off
FX and other adjustments
Gross carrying amount, Ending balance
ECL allowance, Beginning balance
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk
Write-off
FX and other adjustments
ECL allowance, Ending balance
Stage 3 [Member]
Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount [Line Items]
Gross carrying amount, Beginning balance
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes on financial assets
Write-off
FX and other adjustments
Gross carrying amount, Ending balance
ECL allowance, Beginning balance
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk
Write-off
FX and other adjustments
ECL allowance, Ending balance